Earnings (Loss) Per Ordinary Share (Details) - Schedule of Basic Earnings (Loss) Per Ordinary Share - shares	Jun. 30, 2023	Jun. 30, 2022
SPAC Warrants [Member]
Earnings (Loss) Per Ordinary Share (Details) - Schedule of Basic Earnings (Loss) Per Ordinary Share [Line Items]
Total basic and diluted earnings (loss) per ordinary share	17,795,000	17,795,000
August 2020 PIPE Warrants [Member]
Earnings (Loss) Per Ordinary Share (Details) - Schedule of Basic Earnings (Loss) Per Ordinary Share [Line Items]
Total basic and diluted earnings (loss) per ordinary share	729,167	729,167
January 2021 Call Options [Member]
Earnings (Loss) Per Ordinary Share (Details) - Schedule of Basic Earnings (Loss) Per Ordinary Share [Line Items]
Total basic and diluted earnings (loss) per ordinary share		4,000,000
Series A Convertible Preferred Shares [Member]
Earnings (Loss) Per Ordinary Share (Details) - Schedule of Basic Earnings (Loss) Per Ordinary Share [Line Items]
Total basic and diluted earnings (loss) per ordinary share		2,333,333
February 2021 Warrants [Member]
Earnings (Loss) Per Ordinary Share (Details) - Schedule of Basic Earnings (Loss) Per Ordinary Share [Line Items]
Total basic and diluted earnings (loss) per ordinary share	38,800,000	38,800,000
Series B Convertible Preferred Shares [Member]
Earnings (Loss) Per Ordinary Share (Details) - Schedule of Basic Earnings (Loss) Per Ordinary Share [Line Items]
Total basic and diluted earnings (loss) per ordinary share		4,807,007
December 2021 Warrants [Member]
Earnings (Loss) Per Ordinary Share (Details) - Schedule of Basic Earnings (Loss) Per Ordinary Share [Line Items]
Total basic and diluted earnings (loss) per ordinary share	2,285,715	2,285,715
May 2022 Convertible Debenture [Member]
Earnings (Loss) Per Ordinary Share (Details) - Schedule of Basic Earnings (Loss) Per Ordinary Share [Line Items]
Total basic and diluted earnings (loss) per ordinary share	2,800,000	2,800,000
August 2022 and Decemer 2022 Convertible Debentures [Member]
Earnings (Loss) Per Ordinary Share (Details) - Schedule of Basic Earnings (Loss) Per Ordinary Share [Line Items]
Total basic and diluted earnings (loss) per ordinary share	5,200,000